Regulatory Capital Requirements (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Dec. 31, 2020	Mar. 31, 2020 JPY (¥)	Dec. 31, 2019
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk weighted threshold of items not deducted from Common Equity Tier 1 capital	250.00%
FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio	4.50%		4.50%
Capital conservation buffer	2.50%		2.50%
G-SIB surcharge	1.50%		1.50%
Countercyclical buffer	0.00%		0.01%
Tier 1 Leverage Ratio	0.03
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on January 1, 2022	50.00%
Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Act and related ordinance	120.00%
Minimum capital ratio requirement for financial instruments firms which will call for regulatory reporting	140.00%
Minimum capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration	100.00%
U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Common Equity Tier 1 capital ratio	4.50%
Capital conservation buffer	2.50%
Total minimum Common Equity Tier 1 capital ratio	7.00%
Countercyclical buffer	2.50%
Tier 1 Leverage Ratio	0.04
Tier 1 Supplementary Leverage Ratio	0.03
Phase-in period to eliminate the Accumulated OCI or loss exclusion applied under Basel I and Basel II rules	4 years
Capital conservation buffer phase-in arrangements	0.625%
Phase-in period for full implementation of capital conservation buffer	4 years
Mitsubishi UFJ Morgan Stanley Securities [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets			¥ 465,343
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks			316.20%
Stand-alone, Mitsubishi UFJ Morgan Stanley Securities [Member] | Basel III for Security Companies in Japan [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amount of capital accounts less certain fixed assets	¥ 475,343		¥ 440,520
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operational risks	275.40%		313.00%
BK (US) [Member] | U.S. Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum total risk-based capital ratio to be categorized as "well capitalized"		0.10		0.10
Tier 1 risk-based capital ratio to be categorized as "well capitalized"		0.08		0.08
Tier 1 capital to quarterly average assets to be categorized as "well capitalized"		0.05		0.05
Common Equity Tier 1 risk-based capital ratio to be categorized as "well capitalized"		6.50%		6.50%